CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Stockholders equity:
Common stock, par value	$ 0	$ 0
Common stock, Unlimited authorized shares
Common stock, issued shares	128,877,243	127,016,788
Common stock, outstanding shares	128,877,243	127,016,788